EARNINGS PER UNIT	9 Months Ended
Sep. 30, 2020
EARNINGS PER UNIT
EARNINGS PER UNIT
12.	EARNINGS PER UNIT

The following table sets forth the calculation of basic earnings per unit based on net income attributable to the Company for the nine months ended September 30, 2021 and 2020, divided by the basic weighted average number of units as of September 30, 2021 and 2020. There are no potential dilutive securities and thus no diluted per unit amounts.

	Nine Months Ended
	September 30, 2021	September 30, 2020
Net income	$5,105,445	$21,651,371
Less loss attributable to non-controlling interest	(203,673)	(83,339)
Net income attributable to The Hagerty Group, LLC	$5,309,118	$21,734,710
Weighted average units	100,000	100,000
Earnings per unit	$53.09	$217.35